SIGNIFICANT COMMITMENTS AND AGREEMENTS - Capital expenditures (Details) - Dec. 31, 2020 $ in Thousands, $ in Thousands, Rp in Billions	HKD ($)	USD ($)	IDR (Rp)
Capital expenditures
Capital expenditures			Rp 10,727
Rupiah
Capital expenditures
Capital expenditures			9,798
USD
Capital expenditures
Capital expenditures		$ 66,050	929
Hong Kong dollar
Capital expenditures
Capital expenditures	$ 240		Rp 0